Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	CREDIT SUISSE OPPORTUNITY FUNDS
Entity Central Index Key	0000946110
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000029053
Shareholder Report [Line Items]
Fund Name	Credit Suisse Floating Rate High Income Fund
Class Name	Class A
Trading Symbol	CHIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Credit Suisse Floating Rate High Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://us-fund.ubs.com/CHIAX. You can also request this information by contacting us at 877-870-2874.
Additional Information Phone Number	877-870-2874
Additional Information Website	https://us-fund.ubs.com/CHIAX
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$97	0.95%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

Asset allocation to the Collateralized Loan Obligation asset class and positive selection within Bank Loan positively contributed to relative returns.

Positive selection within Consumer Durables and Durables were the greatest contributors to sector attribution.

From a ratings perspective, there was positive selection in the B3-rated investments.

What didn’t work:

Asset allocation to High Yield asset class detracted from relative returns.

The Fund experienced negative selection from Chemicals, Healthcare, and Media/Telecommunications sectors.

From a ratings perspective, there was negative selection from Caa2 and B1-rated investments.

Performance Past Does Not Indicate Future [Text]	Performance data represents past performance, which does not guarantee future results
Line Graph [Table Text Block]
	Class A with load	Morningstar LSTA US Leveraged Loan Index	S&P UBS Leveraged Loan Index
10/31/2015	$9,520	$10,000	$10,000
10/31/2016	$10,046	$10,653	$10,630
10/31/2017	$10,597	$11,192	$11,188
10/31/2018	$10,968	$11,700	$11,735
10/31/2019	$11,071	$12,012	$12,041
10/31/2020	$11,148	$12,219	$12,222
10/31/2021	$12,103	$13,254	$13,264
10/31/2022	$11,803	$13,005	$12,995
10/31/2023	$13,109	$14,555	$14,498
10/31/2024	$14,345	$16,092	$16,027
10/31/2025	$15,093	$17,109	$17,069

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class A	5.21%	6.25%	4.72%
Class A with load	0.16%	5.21%	4.20%
Morningstar LSTA US Leveraged Loan Index	6.32%	6.96%	5.52%
S&P UBS Leveraged Loan Index	6.50%	6.91%	5.49%

No Deduction of Taxes [Text Block]	do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective October 1, 2025, the benchmark against which the Fund measures its performance was changed from the S&P UBS Leveraged Loan Index to the Morningstar LSTA US Leveraged Loan Index.
AssetsNet	$ 1,973,880,494
Holdings Count | Holding	507
Advisory Fees Paid, Amount	$ 9,385,691
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,973,880,494
# of Portfolio Holdings	507
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$9,385,691

Holdings [Text Block]

Portfolio Breakdown (% of Total Investments)

Bank Loans	84.4%
Short-Term Investments	7.3
Corporate Bonds	4.6
Asset Backed Securities	2.7
Common Stocks	1.0
Warrants	0.0

Derivatives are not reflected in amounts reported above.

Credit Quality Explanation [Text Block]	Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit asset classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.
Credit Ratings Selection [Text Block]

Credit Quality BreakdownFootnote Reference*

(% of Total Investments)

S&P RatingsFootnote Reference**	Value
B	18.8%
B-	21.4
B+	13.8
BB	7.7
BB-	10.1
BB+	4.9
BBB	0.1
BBB-	2.4
BBB+	0.2
CCC	1.5
CCC-	0.6
CCC+	4.7
NR	12.8
Subtotal	99.0
Equity and Other	1.0
Total	100.0%
Footnote	Description
Footnote*	Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.
Footnote**	Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit asset classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

Derivatives are not reflected in amounts reported above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	877-870-2874
C000029055
Shareholder Report [Line Items]
Fund Name	Credit Suisse Floating Rate High Income Fund
Class Name	Class C
Trading Symbol	CHICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Credit Suisse Floating Rate High Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://us-fund.ubs.com/CHICX. You can also request this information by contacting us at 877-870-2874.
Additional Information Phone Number	877-870-2874
Additional Information Website	https://us-fund.ubs.com/CHICX
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$174	1.70%

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

Asset allocation to the Collateralized Loan Obligation asset class and positive selection within Bank Loan positively contributed to relative returns.

Positive selection within Consumer Durables and Durables were the greatest contributors to sector attribution.

From a ratings perspective, there was positive selection in the B3-rated investments.

What didn’t work:

Asset allocation to High Yield asset class detracted from relative returns.

The Fund experienced negative selection from Chemicals, Healthcare, and Media/Telecommunications sectors.

From a ratings perspective, there was negative selection from Caa2 and B1-rated investments.

Performance Past Does Not Indicate Future [Text]	Performance data represents past performance, which does not guarantee future results
Line Graph [Table Text Block]
	Class C with load	Morningstar LSTA US Leveraged Loan Index	S&P UBS Leveraged Loan Index
10/31/2015	$10,000	$10,000	$10,000
10/31/2016	$10,473	$10,653	$10,630
10/31/2017	$10,965	$11,192	$11,188
10/31/2018	$11,264	$11,700	$11,735
10/31/2019	$11,287	$12,012	$12,041
10/31/2020	$11,281	$12,219	$12,222
10/31/2021	$12,173	$13,254	$13,264
10/31/2022	$11,768	$13,005	$12,995
10/31/2023	$12,973	$14,555	$14,498
10/31/2024	$14,090	$16,092	$16,027
10/31/2025	$14,716	$17,109	$17,069

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class C	4.44%	5.46%	3.94%
Class C with load	3.46%	5.46%	3.94%
Morningstar LSTA US Leveraged Loan Index	6.32%	6.96%	5.52%
S&P UBS Leveraged Loan Index	6.50%	6.91%	5.49%

No Deduction of Taxes [Text Block]	do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective October 1, 2025, the benchmark against which the Fund measures its performance was changed from the S&P UBS Leveraged Loan Index to the Morningstar LSTA US Leveraged Loan Index.
AssetsNet	$ 1,973,880,494
Holdings Count | Holding	507
Advisory Fees Paid, Amount	$ 9,385,691
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,973,880,494
# of Portfolio Holdings	507
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$9,385,691

Holdings [Text Block]

Portfolio Breakdown (% of Total Investments)

Bank Loans	84.4%
Short-Term Investments	7.3
Corporate Bonds	4.6
Asset Backed Securities	2.7
Common Stocks	1.0
Warrants	0.0

Derivatives are not reflected in amounts reported above.

Credit Quality Explanation [Text Block]	Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit asset classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.
Credit Ratings Selection [Text Block]

Credit Quality BreakdownFootnote Reference*

(% of Total Investments)

S&P RatingsFootnote Reference**	Value
B	18.8%
B-	21.4
B+	13.8
BB	7.7
BB-	10.1
BB+	4.9
BBB	0.1
BBB-	2.4
BBB+	0.2
CCC	1.5
CCC-	0.6
CCC+	4.7
NR	12.8
Subtotal	99.0
Equity and Other	1.0
Total	100.0%
Footnote	Description
Footnote*	Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.
Footnote**	Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit asset classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

Derivatives are not reflected in amounts reported above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	877-870-2874
C000029052
Shareholder Report [Line Items]
Fund Name	Credit Suisse Floating Rate High Income Fund
Class Name	Class I
Trading Symbol	CSHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Credit Suisse Floating Rate High Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://us-fund.ubs.com/CSHIX. You can also request this information by contacting us at 877-870-2874.
Additional Information Phone Number	877-870-2874
Additional Information Website	https://us-fund.ubs.com/CSHIX
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

Asset allocation to the Collateralized Loan Obligation asset class and positive selection within Bank Loan positively contributed to relative returns.

Positive selection within Consumer Durables and Durables were the greatest contributors to sector attribution.

From a ratings perspective, there was positive selection in the B3-rated investments.

What didn’t work:

Asset allocation to High Yield asset class detracted from relative returns.

The Fund experienced negative selection from Chemicals, Healthcare, and Media/Telecommunications sectors.

From a ratings perspective, there was negative selection from Caa2 and B1-rated investments.

Performance Past Does Not Indicate Future [Text]	Performance data represents past performance, which does not guarantee future results
Line Graph [Table Text Block]
	Class I	Morningstar LSTA US Leveraged Loan Index	S&P UBS Leveraged Loan Index
10/31/2015	$10,000	$10,000	$10,000
10/31/2016	$10,563	$10,653	$10,630
10/31/2017	$11,187	$11,192	$11,188
10/31/2018	$11,591	$11,700	$11,735
10/31/2019	$11,744	$12,012	$12,041
10/31/2020	$11,852	$12,219	$12,222
10/31/2021	$12,902	$13,254	$13,264
10/31/2022	$12,610	$13,005	$12,995
10/31/2023	$14,042	$14,555	$14,498
10/31/2024	$15,403	$16,092	$16,027
10/31/2025	$16,247	$17,109	$17,069

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class I	5.48%	6.51%	4.97%
Morningstar LSTA US Leveraged Loan Index	6.32%	6.96%	5.52%
S&P UBS Leveraged Loan Index	6.50%	6.91%	5.49%

No Deduction of Taxes [Text Block]	do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective October 1, 2025, the benchmark against which the Fund measures its performance was changed from the S&P UBS Leveraged Loan Index to the Morningstar LSTA US Leveraged Loan Index.
AssetsNet	$ 1,973,880,494
Holdings Count | Holding	507
Advisory Fees Paid, Amount	$ 9,385,691
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,973,880,494
# of Portfolio Holdings	507
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$9,385,691

Holdings [Text Block]

Portfolio Breakdown (% of Total Investments)

Bank Loans	84.4%
Short-Term Investments	7.3
Corporate Bonds	4.6
Asset Backed Securities	2.7
Common Stocks	1.0
Warrants	0.0

Derivatives are not reflected in amounts reported above.

Credit Quality Explanation [Text Block]	Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit asset classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.
Credit Ratings Selection [Text Block]

Credit Quality BreakdownFootnote Reference*

(% of Total Investments)

S&P RatingsFootnote Reference**	Value
B	18.8%
B-	21.4
B+	13.8
BB	7.7
BB-	10.1
BB+	4.9
BBB	0.1
BBB-	2.4
BBB+	0.2
CCC	1.5
CCC-	0.6
CCC+	4.7
NR	12.8
Subtotal	99.0
Equity and Other	1.0
Total	100.0%
Footnote	Description
Footnote*	Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.
Footnote**	Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit asset classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

Derivatives are not reflected in amounts reported above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	877-870-2874
C000118186
Shareholder Report [Line Items]
Fund Name	Credit Suisse Strategic Income Fund
Class Name	Class A
Trading Symbol	CSOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Credit Suisse Strategic Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://us-fund.ubs.com/CSOAX. You can also request this information by contacting us at 877-870-2874.
Additional Information Phone Number	877-870-2874
Additional Information Website	https://us-fund.ubs.com/CSOAX
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$107	1.04%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

Greatest contributors to fund performance were asset allocation to the High Yield Bonds, followed by the Bank Loans and then Collateralized Loan Obligations.

Sectors that contributed the most to returns include Information Technology and Service.

By ratings, B2, B3 and B1-rated investments contributed the most to returns.

What didn’t work:

No sectors produced negative returns for the period except for Chemicals.

Rating categories that produced negative returns was Ca, C and Caa3 investments.

Performance Past Does Not Indicate Future [Text]	Performance data represents past performance, which does not guarantee future results
Line Graph [Table Text Block]
	Class A with load	50/50 Morningstar LSTA US Leveraged Loan Index and ICE BofA US High Yield Constrained Index	Bloomberg US Aggregate Bond Index	ICE BofA U.S. 3-Month Treasury Bill Index
10/31/2015	$9,523	$10,000	$10,000	$10,000
10/31/2016	$10,201	$10,836	$10,437	$10,031
10/31/2017	$11,294	$11,604	$10,531	$10,103
10/31/2018	$11,530	$11,916	$10,315	$10,272
10/31/2019	$12,040	$12,569	$11,502	$10,519
10/31/2020	$12,275	$12,833	$12,214	$10,616
10/31/2021	$13,496	$14,066	$12,155	$10,622
10/31/2022	$12,453	$13,127	$10,249	$10,704
10/31/2023	$13,735	$14,288	$10,286	$11,215
10/31/2024	$15,567	$16,219	$11,370	$11,819
10/31/2025	$16,447	$17,383	$12,071	$12,333

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class A	5.65%	6.03%	5.62%
Class A with load	0.59%	4.99%	5.10%
50/50 Morningstar LSTA US Leveraged Loan Index and ICE BofA US High Yield Constrained Index	7.18%	6.26%	5.69%
ICE BofA U.S. 3-Month Treasury Bill Index	4.34%	3.04%	2.12%
Bloomberg US Aggregate Bond Index	6.16%	(0.24%)	1.90%

No Deduction of Taxes [Text Block]	do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
Performance Table Market Index Changed [Text Block]

Effective October 1, 2025, the benchmark against which the Fund measures its performance was changed from the ICE BofA U.S. 3-Month Treasury Bill Index to the 50/50 Morningstar LSTA US Leveraged Loan Index and ICE BofA US High Yield Constrained Index. In addition, the Fund will also measure its performance against the Bloomberg US Aggregate Bond Index in response to new regulatory requirements.

AssetsNet	$ 1,149,877,806
Holdings Count | Holding	583
Advisory Fees Paid, Amount	$ 5,920,721
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,149,877,806
# of Portfolio Holdings	583
Portfolio Turnover Rate	56%
Total Advisory Fees Paid	$5,920,721

Holdings [Text Block]

Portfolio Breakdown (% of Total Investments)

Bank Loans	45.1%
Corporate Bonds	43.4
Short-Term Investments	7.7
Asset Backed Securities	3.3
Common Stocks	0.5
Warrants	0.0

Derivatives are not reflected in amounts reported above.

Credit Quality Explanation [Text Block]	Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit asset classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.
Credit Ratings Selection [Text Block]

Credit Quality BreakdownFootnote Reference*

(% of Total Investments)

S&P RatingsFootnote Reference**	Value
AAA	0.5%
B	16.5
B-	17.1
B+	13.1
BB	9.3
BB-	12.9
BB+	7.7
BBB-	1.9
CCC	3.2
CCC-	0.4
CCC+	5.0
NR	11.9
Subtotal	99.5
Equity and Other	0.5
Total	100.0%
Footnote	Description
Footnote*	Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.
Footnote**	Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit asset classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

Derivatives are not reflected in amounts reported above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	877-870-2874
C000120097
Shareholder Report [Line Items]
Fund Name	Credit Suisse Strategic Income Fund
Class Name	Class C
Trading Symbol	CSOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Credit Suisse Strategic Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://us-fund.ubs.com/CSOCX. You can also request this information by contacting us at 877-870-2874.
Additional Information Phone Number	877-870-2874
Additional Information Website	https://us-fund.ubs.com/CSOCX
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$183	1.79%

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

Greatest contributors to fund performance were asset allocation to the High Yield Bonds, followed by the Bank Loans and then Collateralized Loan Obligations.

Sectors that contributed the most to returns include Information Technology and Service.

By ratings, B2, B3 and B1-rated investments contributed the most to returns.

What didn’t work:

No sectors produced negative returns for the period except for Chemicals.

Rating categories that produced negative returns was Ca, C and Caa3 investments.

Performance Past Does Not Indicate Future [Text]	Performance data represents past performance, which does not guarantee future results
Line Graph [Table Text Block]
	Class C with load	50/50 Morningstar LSTA US Leveraged Loan Index and ICE BofA US High Yield Constrained Index	Bloomberg US Aggregate Bond Index	ICE BofA U.S. 3-Month Treasury Bill Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
10/31/2016	$10,633	$10,836	$10,437	$10,031
10/31/2017	$11,684	$11,604	$10,531	$10,103
10/31/2018	$11,851	$11,916	$10,315	$10,272
10/31/2019	$12,270	$12,569	$11,502	$10,519
10/31/2020	$12,416	$12,833	$12,214	$10,616
10/31/2021	$13,550	$14,066	$12,155	$10,622
10/31/2022	$12,422	$13,127	$10,249	$10,704
10/31/2023	$13,585	$14,288	$10,286	$11,215
10/31/2024	$15,283	$16,219	$11,370	$11,819
10/31/2025	$16,044	$17,383	$12,071	$12,333

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class C	4.98%	5.26%	4.84%
Class C with load	3.99%	5.26%	4.84%
50/50 Morningstar LSTA US Leveraged Loan Index and ICE BofA US High Yield Constrained Index	7.18%	6.26%	5.69%
ICE BofA U.S. 3-Month Treasury Bill Index	4.34%	3.04%	2.12%
Bloomberg US Aggregate Bond Index	6.16%	(0.24%)	1.90%

No Deduction of Taxes [Text Block]	do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
Performance Table Market Index Changed [Text Block]

Effective October 1, 2025, the benchmark against which the Fund measures its performance was changed from the ICE BofA U.S. 3-Month Treasury Bill Index to the 50/50 Morningstar LSTA US Leveraged Loan Index and ICE BofA US High Yield Constrained Index. In addition, the Fund will also measure its performance against the Bloomberg US Aggregate Bond Index in response to new regulatory requirements.

AssetsNet	$ 1,149,877,806
Holdings Count | Holding	583
Advisory Fees Paid, Amount	$ 5,920,721
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,149,877,806
# of Portfolio Holdings	583
Portfolio Turnover Rate	56%
Total Advisory Fees Paid	$5,920,721

Holdings [Text Block]

Portfolio Breakdown (% of Total Investments)

Bank Loans	45.1%
Corporate Bonds	43.4
Short-Term Investments	7.7
Asset Backed Securities	3.3
Common Stocks	0.5
Warrants	0.0

Derivatives are not reflected in amounts reported above.

Credit Quality Explanation [Text Block]	Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit asset classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.
Credit Ratings Selection [Text Block]

Credit Quality BreakdownFootnote Reference*

(% of Total Investments)

S&P RatingsFootnote Reference**	Value
AAA	0.5%
B	16.5
B-	17.1
B+	13.1
BB	9.3
BB-	12.9
BB+	7.7
BBB-	1.9
CCC	3.2
CCC-	0.4
CCC+	5.0
NR	11.9
Subtotal	99.5
Equity and Other	0.5
Total	100.0%
Footnote	Description
Footnote*	Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.
Footnote**	Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit asset classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

Derivatives are not reflected in amounts reported above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	877-870-2874
C000120098
Shareholder Report [Line Items]
Fund Name	Credit Suisse Strategic Income Fund
Class Name	Class I
Trading Symbol	CSOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Credit Suisse Strategic Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://us-fund.ubs.com/CSOIX. You can also request this information by contacting us at 877-870-2874.
Additional Information Phone Number	877-870-2874
Additional Information Website	https://us-fund.ubs.com/CSOIX
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$81	0.79%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

Greatest contributors to fund performance were asset allocation to the High Yield Bonds, followed by the Bank Loans and then Collateralized Loan Obligations.

Sectors that contributed the most to returns include Information Technology and Service.

By ratings, B2, B3 and B1-rated investments contributed the most to returns.

What didn’t work:

No sectors produced negative returns for the period except for Chemicals.

Rating categories that produced negative returns was Ca, C and Caa3 investments.

Performance Past Does Not Indicate Future [Text]	Performance data represents past performance, which does not guarantee future results
Line Graph [Table Text Block]
	Class I	50/50 Morningstar LSTA US Leveraged Loan Index and ICE BofA US High Yield Constrained Index	Bloomberg US Aggregate Bond Index	ICE BofA U.S. 3-Month Treasury Bill Index
10/31/2015	$10,000	$10,000	$10,000	$10,000
10/31/2016	$10,740	$10,836	$10,437	$10,031
10/31/2017	$11,932	$11,604	$10,531	$10,103
10/31/2018	$12,212	$11,916	$10,315	$10,272
10/31/2019	$12,784	$12,569	$11,502	$10,519
10/31/2020	$13,066	$12,833	$12,214	$10,616
10/31/2021	$14,387	$14,066	$12,155	$10,622
10/31/2022	$13,320	$13,127	$10,249	$10,704
10/31/2023	$14,729	$14,288	$10,286	$11,215
10/31/2024	$16,734	$16,219	$11,370	$11,819
10/31/2025	$17,743	$17,383	$12,071	$12,333

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class I	6.03%	6.31%	5.90%
50/50 Morningstar LSTA US Leveraged Loan Index and ICE BofA US High Yield Constrained Index	7.18%	6.26%	5.69%
ICE BofA U.S. 3-Month Treasury Bill Index	4.34%	3.04%	2.12%
Bloomberg US Aggregate Bond Index	6.16%	(0.24%)	1.90%

No Deduction of Taxes [Text Block]	do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
Performance Table Market Index Changed [Text Block]

Effective October 1, 2025, the benchmark against which the Fund measures its performance was changed from the ICE BofA U.S. 3-Month Treasury Bill Index to the 50/50 Morningstar LSTA US Leveraged Loan Index and ICE BofA US High Yield Constrained Index. In addition, the Fund will also measure its performance against the Bloomberg US Aggregate Bond Index in response to new regulatory requirements.

AssetsNet	$ 1,149,877,806
Holdings Count | Holding	583
Advisory Fees Paid, Amount	$ 5,920,721
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,149,877,806
# of Portfolio Holdings	583
Portfolio Turnover Rate	56%
Total Advisory Fees Paid	$5,920,721

Holdings [Text Block]

Portfolio Breakdown (% of Total Investments)

Bank Loans	45.1%
Corporate Bonds	43.4
Short-Term Investments	7.7
Asset Backed Securities	3.3
Common Stocks	0.5
Warrants	0.0

Derivatives are not reflected in amounts reported above.

Credit Quality Explanation [Text Block]	Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit asset classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.
Credit Ratings Selection [Text Block]

Credit Quality BreakdownFootnote Reference*

(% of Total Investments)

S&P RatingsFootnote Reference**	Value
AAA	0.5%
B	16.5
B-	17.1
B+	13.1
BB	9.3
BB-	12.9
BB+	7.7
BBB-	1.9
CCC	3.2
CCC-	0.4
CCC+	5.0
NR	11.9
Subtotal	99.5
Equity and Other	0.5
Total	100.0%
Footnote	Description
Footnote*	Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.
Footnote**	Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit asset classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

Derivatives are not reflected in amounts reported above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	877-870-2874